Financial instruments by Category (Details 1) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Trade and Other Payables [Member]
Statement [Line Items]
Gross amounts recognized	$ (2,757)	$ (2,466)
Gross amounts offset	891	657
Net amount presented	(1,866)	(1,809)
Trade and Other Receivables Excluding Allowance For Doubtful Accounts And Other Receivables [Member]
Statement [Line Items]
Gross amounts recognized	13,769	12,747
Gross amounts offset	891	657
Net amount presented	$ 12,878	$ 12,090